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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-01494
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                     GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
-----------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                        ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


S&S PROGRAM MUTUAL

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2005 (UNAUDITED)

                                                                  NUMBER OF
                                                                    SHARES                          VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.8%
-------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 11.3%
Bed Bath & Beyond, Inc.                                             194,947                      $      7,833 (a)
Cablevision Systems Corp. (Class A)                                 324,912                             9,965 (a)
Carnival Corp.                                                      615,623                            30,769
Comcast Corp. (Class A)                                           2,212,824                            63,685 (a)
Comcast Corp. (Class A)                                              11,765                               346 (a)
Discovery Holding Co. (Series A)                                    443,228                             6,400 (a)
eBay, Inc.                                                          151,443                             6,239 (a)
Kohl's Corp.                                                        136,805                             6,865 (a)
Liberty Global Inc. (Series C)                                      506,042                            13,031 (a)
Liberty Global, Inc. (Series A)                                     477,544                            12,932 (a)
Liberty Media Corp. (Series A)                                    5,261,179                            42,352 (a)
Lowe's Companies, Inc.                                              478,818                            30,836
News Corp. (Class A)                                              1,111,542                            17,329
Omnicom Group, Inc.                                                 409,047                            34,209
Target Corp.                                                        793,470                            41,205
The Home Depot, Inc.                                                882,208                            33,647
Time Warner Inc.                                                  1,778,467                            32,208
Viacom Inc. (Class B)                                             2,153,416                            71,084
                                                                                                      460,935

CONSUMER STAPLES - 9.6%
Altria Group, Inc.                                                   53,217                             3,923
Anheuser-Busch Companies, Inc.                                      273,610                            11,776
Avon Products, Inc.                                                 119,704                             3,232
Clorox Co.                                                          939,850                            52,199
Colgate-Palmolive Co.                                               936,870                            49,457
Kellogg Co.                                                         707,967                            32,659
Kimberly-Clark Corp.                                                506,178                            30,133
PepsiCo, Inc.                                                     1,621,140                            91,935
Procter & Gamble Co.                                                468,558                            27,860
Sara Lee Corp.                                                      957,635                            18,147
The Coca-Cola Co.                                                 1,222,355                            52,793
Wal-Mart Stores, Inc.                                               446,668                            19,573
                                                                                                      393,687

ENERGY - 10.3%
Amerada Hess Corp.                                                  100,552                            13,826 (d)
Burlington Resources, Inc.                                          949,086                            77,180
ConocoPhillips                                                      400,155                            27,975
EnCana Corp.                                                        513,019                            29,914
Exxon Mobil Corp.                                                 2,359,889                           149,947
Halliburton Co.                                                     420,676                            28,825
Occidental Petroleum Corp.                                          266,769                            22,790
Schlumberger Ltd.                                                   830,339                            70,064
                                                                                                      420,521

FINANCIALS - 17.5%
AFLAC Incorporated                                                  318,072                            14,409
Allstate Corp.                                                      858,863                            47,487
American International Group, Inc.                                1,025,286                            63,527
Bank of America Corp.                                             2,120,480                            89,272
Berkshire Hathaway, Inc. (Class B)                                    5,308                            14,496 (a)
Chubb Corp.                                                         403,301                            36,116 (d)
Citigroup, Inc.                                                   1,830,384                            83,319
Federal Home Loan Mortgage Corp.                                    197,478                            11,150
Federal National Mortgage Assoc.                                    786,628                            35,257
HCC Insurance Holdings, Inc.                                        194,947                             5,562 (d)
JPMorgan Chase & Co.                                                256,509                             8,703
MBNA Corp.                                                        1,121,802                            27,641
Mellon Financial Corp.                                            1,215,700                            38,866
Merrill Lynch & Company, Inc.                                       777,191                            47,681
Morgan Stanley                                                      728,487                            39,295
Principal Financial Group                                           347,485                            16,460
Prudential Financial, Inc.                                          232,569                            15,712
SLM Corp.                                                           129,965                             6,971
State Street Corp.                                                1,578,320                            77,211 (c)
SunTrust Banks, Inc.                                                244,881                            17,007
US Bancorp                                                          188,104                             5,282
Wells Fargo & Co.                                                   205,207                            12,019
                                                                                                      713,443

HEALTHCARE - 14.5%
Abbott Laboratories                                               2,058,916                            87,298
Aetna, Inc.                                                         453,881                            39,097
Amgen, Inc.                                                         459,143                            36,580 (a)
Boston Scientific Corp.                                             136,805                             3,197 (a)
Bristol-Myers Squibb Co.                                            615,623                            14,812
Eli Lilly & Co.                                                     266,770                            14,278
GlaxoSmithKline PLC ADR                                             567,660                            29,110 (d)
HCA Inc.                                                            280,450                            13,439
Johnson & Johnson                                                 1,380,432                            87,354
LIncare Holdings Inc.                                               400,155                            16,426 (a)
Medtronic Inc.                                                      118,473                             6,353
Novartis AG ADR                                                     177,848                             9,070
Pfizer Inc.                                                       5,321,719                           132,883
Smith & Nephew PLC ADR                                               75,243                             3,195 (d)
UnitedHealth Group Incorporated                                     673,902                            37,873
Wyeth                                                             1,280,907                            59,268
                                                                                                      590,233

INDUSTRIALS - 8.8%
Burlington Northern Santa Fe Corp.                                  273,610                            16,362
Corinthian Colleges, Inc.                                           320,545                             4,254 (a,d)
Danaher Corp.                                                       389,005                            20,940
Deere & Co.                                                         458,296                            28,048
Dover Corp.                                                         941,356                            38,398
Eaton Corp.                                                         771,239                            49,012
Emerson Electric Co.                                                168,270                            12,082
General Dynamics Corp.                                              149,733                            17,901
ITT Industries, Inc.                                                116,216                            13,202
Northrop Grumman Corp.                                              495,919                            26,953
Southwest Airlines Co.                                              855,784                            12,708
Textron Inc.                                                        123,125                             8,831
3M Co.                                                               85,666                             6,284
Tyco International Ltd.                                           1,859,660                            51,792
Union Pacific Corp.                                                  51,302                             3,678 (d)
United Technologies Corp.                                           839,231                            43,506
Waste Management, Inc.                                              246,249                             7,045
                                                                                                      360,996

INFORMATION TECHNOLOGY - 16.1%
Analog Devices, Inc.                                                980,893                            36,430
Applied Materials, Inc.                                             564,320                             9,571
Automatic Data Processing, Inc.                                     458,297                            19,725
Certegy, Inc.                                                       342,012                            13,687
Checkfree Corp.                                                     121,654                             4,601 (a)
Cisco Systems, Inc.                                               2,739,517                            49,120 (a)
Dell, Inc.                                                          634,707                            21,707 (a)
EMC Corporation                                                   1,487,756                            19,252 (a)
First Data Corp.                                                  2,483,197                            99,328
Intel Corp.                                                       1,952,893                            48,139
International Business Machines Corp.                               427,516                            34,295
Intuit Inc.                                                         729,503                            32,689 (a)
Microsoft Corp.                                                   5,602,169                           144,144
Molex Inc. (Class A)                                              1,094,441                            28,138 (d)
Novellus Systems, Inc.                                              485,658                            12,180 (a)
Oracle Corp.                                                      5,416,322                            67,108 (a)
QUALCOMM, Inc.                                                      194,949                             8,724
Yahoo! Inc.                                                         224,497                             7,597 (a)
                                                                                                      656,435

MATERIALS - 3.5%
Alcoa, Inc.                                                         273,610                             6,682
Barrick Gold Corp.                                                  437,776                            12,717 (d)
Freeport-McMoRan Copper & Gold Inc. (Class B)                       807,150                            39,219 (d)
Monsanto Co.                                                        504,811                            31,677
Newmont Mining Corp.                                                336,541                            15,875
Praxair, Inc.                                                       359,113                            17,212
Rohm & Haas Co.                                                     129,964                             5,345
Weyerhaeuser Co.                                                    212,048                            14,578
                                                                                                      143,305

TELECOMMUNICATION SERVICES - 3.0%
Alltel Corp.                                                        550,641                            35,852
Sprint Corporation                                                1,179,944                            28,059
Verizon Communications Inc.                                         410,415                            13,416
Vodafone Group PLC ADR                                            1,730,585                            44,943
                                                                                                      122,270

UTILITIES - 3.2%
American Electric Power Company, Inc.                               403,575                            16,022
Constellation Energy Group, Inc.                                    420,675                            25,914
Dominion Resources, Inc.                                            342,014                            29,461
Entergy Corp.                                                       259,929                            19,318
PG&E Corp.                                                          691,002                            27,122
PPL Corp.                                                           197,547                             6,387
Southern Co.                                                        212,048                             7,583
                                                                                                      131,807

TOTAL INVESTMENTS IN SECURITIES                                                                     3,993,632
(COST $3,590,119)

-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.6%
-------------------------------------------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                                   AMOUNT                           VALUE
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.5%
State Street Corp.
3.40%                                     10/03/05               $   60,718                      $     60,718 (c)

                                                                  NUMBER OF
                                                                   SHARES
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 1.1%
State Street Navigator Securities Lending Prime
Portfolio
3.82%                                                            44,263,354                      $     44,263 (b,c)

TOTAL SHORT-TERM INVESTMENTS                                                                          104,981
(COST $104,981)

TOTAL INVESTMENTS                                                                                   4,098,613
(COST $3,695,100)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%                                                        (16,639)
                                                                                                 ------------
NET ASSETS  - 100.0%                                                                             $  4,081,974
                                                                                                 ============

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2005

(a)  Non-income producing security.

(b)  Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d)  All or a portion of the security is out on loan.

Abbreviations:

ADR         American Depository Receipt


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 29, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, S&S Funds

Date:  November 29, 2005